Employee stock incentive plans (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans

A summary of the general terms of grants under stock option plans and restricted stock unit option plans are as follows:

Name of Plan	Number of Options reserved under the plan	Range of Exercise Price
Wipro Employee Stock Option plan 2000 (2000 plan)	560,606,060	₹	171 - 490
Wipro Restricted Stock Unit Plan (WRSUP 2004 plan)	44,848,484	₹	2
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan)	44,848,484	US $	0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan)	44,848,484	₹	2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan)	37,373,738	₹	2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013	29,659,648	₹	2

Below plans are discontinued as at March 31, 2018
Name of Plan	Number of Options reserved under the plan	Range of Exercise Price
Wipro Employees Stock Option plan 1999 (1999 plan)	50,000,000	₹	171 - 490
Stock Option plan (2000 ADS Plan)	15,000,000	US $	3 - 7

Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans

The activity in these stock option plans and restricted stock unit option plan is summarized below:

			Year ended March 31,
			2016			2017			2018
Particulars	Exercise price		Numbers	Weighted Average Exercise Price		Numbers	Weighted Average Exercise Price		Numbers	Weighted Average Exercise Price
Outstanding at the	₹	480.20	20,181	₹	480.20	20,181	₹	480.20	20,181	₹	480.20
beginning of	₹	2	6,332,219	₹	2	7,254,326	₹	2	7,952,083	₹	2
the year	US $	0.03	2,576,644	US $	0.03	3,747,430	US $	0.03	5,288,783	US $	0.03

Bonus on outstanding	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
Refer Note 18	₹	2	—	₹	2	—	₹	2	6,968,406	₹	2
	US $	0.03	—	US $	0.03	—	US $	0.03	4,077,070	US $	0.03

Granted*	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
	₹	2	2,870,400	₹	2	2,398,000	₹	2	4,612,400	₹	2
	US $	0.03	1,697,700	US $	0.03	2,379,500	US $	0.03	3,897,000	US $	0.03

Exercised	₹	480.20	—	₹	480.20	—	₹	480.20	(20,181)	₹	480.20
	₹	2	(1,329,376)	₹	2	(1,113,775)	₹	2	(5,325,217)	₹	2
	US $	0.03	(340,876)	US $	0.03	(174,717)	US $	0.03	(2,565,976)	US $	0.03

Forfeited and	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
Expired	₹	2	(618,917)	₹	2	(586,468)	₹	2	(663,675)	₹	2
	US $	0.03	(186,038)	US $	0.03	(663,430)	US $	0.03	(497,823)	US $	0.03

Outstanding at the	₹	480.20	20,181	₹	480.20	20,181	₹	480.20	—	₹	480.20
end of the year	₹	2	7,254,326	₹	2	7,952,083	₹	2	13,543,997	₹	2
	US $	0.03	3,747,430	US $	0.03	5,288,783	US $	0.03	10,199,054	US $	0.03

Exercisable at the	₹	480.20	20,181	₹	480.20	20,181	₹	480.20	—	₹	480.20
end of the year	₹	2	1,204,405	₹	2	698,320	₹	2	1,875,994	₹	2
	US $	0.03	256,753	US $	0.03	141,342	US $	0.03	789,962	US $	0.03

Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans

	The following table summarizes information about outstanding stock options and restricted stock unit option plan:
		Year ended March 31,
		2016				2017				2018
Exercise price		Numbers	Weighted Average Remaining life (months)	Weighted Average Exercise Price		Numbers	Weighted Average Remaining life (months)	Weighted Average Exercise Price		Numbers	Weighted Average Remaining life (months)	Weighted Average Exercise Price
₹	480.20	20,181	—	₹	480.20	20,181	—	₹	480.20	—	—	₹	480.20
₹	2	7,254,326	23	₹	2	7,952,083	19	₹	2	13,543,997	27	₹	2
	US $ 0.03	3,747,430	24	US $	0.03	5,288,783	24	US $	0.03	10,199,054	28	US $	0.03